Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Estimated Future Amortization Expense of Intangible Assets

Estimated future amortization expense of intangible assets is as follows (in thousands):

2013 – remaining period	$40,852
2014	149,938
2015	133,387
2016	115,308
2017	100,280
Thereafter	342,968

Total estimated amortization expense	$882,733

Estimated future amortization expense of intangible assets is as follows (in thousands):

2013	$169,218
2014	155,233
2015	138,598
2016	120,912
2017	105,919
Thereafter	363,139

Total estimated amortization expense	$1,053,019

Schedule of Intangible Asset Balances

The following table presents intangible asset balances (in thousands):

	September 30, 2013	December 31, 2012	Estimated Useful Lives
Customer contracts	$987,553	$990,777	10 years
2GIG 2.0 technology	17,000	17,000	8 years
CMS and other technology	4,643	2,300	5 years
Smartrove technology	4,040	—	3 years
Other technology	650	—	2 years
2GIG customer relationships	—	45,000	10 years
2GIG 1.0 technology	—	8,000	6 years

	1,013,886	1,063,077
Accumulated amortization	(131,153)	(10,058)

Net ending balance	$882,733	$1,053,019